Schedule of Investments

May 31, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–97.13%
Pennsylvania–82.51%
Aliquippa School District; Series 2018, Ref. GO Bonds (INS - BAM)(a)	4.00%	12/01/2041	$1,750	$ 1,797,804
Allegheny (County of), PA;
Series 2016 C-76, GO Bonds	5.00%	11/01/2041	14,320	15,735,242
Series 2018 C-77, GO Bonds	5.00%	11/01/2043	4,960	5,565,198
Series 2020 C-78, GO Bonds	4.00%	11/01/2049	1,080	1,102,568
Allegheny (County of), PA Airport Authority; Series 2021 A, RB(b)	4.00%	01/01/2056	6,500	6,259,276
Allegheny (County of), PA Higher Education Building Authority (Chatham University); Series 2012 A, RB	5.00%	09/01/2035	2,000	2,004,301
Allegheny (County of), PA Higher Education Building Authority (Robert Morris University);
Series 1998 A, Ref. RB (INS - ACA)(a)	6.00%	05/01/2028	140	152,969
Series 2017, RB	5.00%	10/15/2037	615	641,404
Series 2017, RB	5.00%	10/15/2047	1,500	1,538,919
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2047	15,615	16,507,107
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center);
Series 2007 A-1, RB (67% of 3 mo. USD LIBOR + 0.82%)(c)	1.68%	02/01/2037	625	624,760
Series 2019 A, Ref. RB	4.00%	07/15/2038	1,035	1,050,816
Allegheny (County of), PA Industrial Development Authority (Propel Charter School - Sunrise); Series 2013, RB	6.00%	07/15/2038	1,500	1,541,581
Allegheny (County of), PA Redevelopment Authority (Pittsburgh Mills); Series 2004, RB (Acquired 04/18/2006-08/16/2018; Cost $7,023,369)(d)	5.60%	07/01/2023	7,191	6,471,731
Allegheny (County of), PA Residential Finance Authority (Allegheny Independence House Apartments); Series 2007 B, RB (CEP - GNMA)(b)	6.10%	01/20/2043	1,145	1,147,582
Allegheny (County of), PA Sanitary Authority; Series 2015, RB(e)	5.00%	12/01/2045	2,120	2,250,441
Allentown (City of), PA Neighborhood Improvement Zone Development Authority; Series 2022, Ref. RB	5.00%	05/01/2042	2,000	2,191,706
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center);
Series 2018, RB(f)	5.00%	05/01/2042	615	649,897
Series 2018, RB(f)	5.38%	05/01/2042	4,000	4,285,653
Allentown City School District;
Series 2018 B, GO Bonds (INS - BAM)(a)	5.00%	06/01/2036	1,250	1,356,901
Series 2018 B, GO Bonds (INS - BAM)(a)	5.00%	06/01/2037	1,255	1,360,842
Berks (County of), PA Industrial Development Authority (Highlands at Wyomissing (The));
Series 2017 A, Ref. RB	5.00%	05/15/2037	1,125	1,161,289
Series 2017 A, Ref. RB	5.00%	05/15/2042	500	512,762
Series 2017 A, Ref. RB	5.00%	05/15/2047	600	611,572
Series 2017 C, RB	5.00%	05/15/2047	475	487,337
Series 2017, RB	5.00%	05/15/2042	600	619,354
Berks (County of), PA Industrial Development Authority (Tower Health); Series 2017, Ref. RB	5.00%	11/01/2050	8,480	8,011,607
Berks (County of), PA Municipal Authority (Reading Hospital Medical Center); Series 2012 A, RB	5.00%	11/01/2040	1,000	979,856
Bethlehem (City of), PA;
Series 2014, Ref. RB (INS - BAM)(a)	5.00%	11/15/2030	425	431,666
Series 2014, Ref. RB (INS - BAM)(a)	5.00%	11/15/2031	425	431,647
Bethlehem Area School District; Series 2015 A, GO Bonds (INS - BAM)(a)	5.00%	08/01/2035	3,000	3,236,185
Bucks (County of), PA Industrial Development Authority (Pennswood Village); Series 2018, Ref. RB	5.00%	10/01/2037	270	285,693
Centre (County of), PA Hospital Authority (Mt. Nittany Medical Center); Series 2016 A, Ref. RB(g)(h)	5.00%	11/15/2025	500	548,497
Cheltenham (Township of), PA;
Series 2018, GO Bonds(g)(h)	4.00%	07/01/2023	170	174,212
Series 2018, GO Bonds	4.00%	07/01/2048	2,660	2,673,759
Chester (County of), PA Health & Education Facilities Authority (Main Line Health System); Series 2017 A, Ref. RB	5.00%	10/01/2052	2,000	2,128,944
Chester (County of), PA Health & Education Facilities Authority (Simpson Senior Services);
Series 2019, Ref. RB	3.25%	12/01/2029	175	154,937
Series 2019, Ref. RB	4.00%	12/01/2039	305	262,650
Series 2019, Ref. RB	5.00%	12/01/2051	8,000	7,441,482

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Chester (County of), PA Industrial Development Authority (Avon Grove Charter School); Series 2017 A, Ref. RB	5.00%	12/15/2051	$770	$ 788,522
Chester (County of), PA Industrial Development Authority (Collegium Charter School); Series 2017 A, RB	5.25%	10/15/2047	695	712,641
Chester (County of), PA Industrial Development Authority (Longwood Gardens);
Series 2019, RB	5.00%	12/01/2044	3,780	4,242,063
Series 2019, RB	4.00%	12/01/2049	1,500	1,532,324
Chester (County of), PA Industrial Development Authority (Renaissance Academy Charter School); Series 2014, RB	5.00%	10/01/2044	2,215	2,301,382
Chester (County of), PA Industrial Development Authority (Sustainability Bonds); Series 2021, RB	4.00%	12/01/2051	2,000	2,020,527
Chester (County of), PA Industrial Development Authority (University Student Housing, LLC at West Chester University of Pennsylvania);
Series 2013 A, RB	5.00%	08/01/2035	1,000	1,006,450
Series 2013, RB	5.00%	08/01/2045	750	751,880
Clairton (City of), PA Municipal Authority; Series 2012 B, RB	5.00%	12/01/2037	1,000	1,010,005
Clarion (County of), PA Industrial Development Authority (Clarion University Foundation, Inc. Student Housing at Clarion University of Pennsylvania);
Series 2014 A, RB	5.00%	07/01/2034	2,310	2,414,685
Series 2014 A, RB	5.00%	07/01/2045	1,000	1,039,926
Series 2014, Ref. RB	5.00%	07/01/2024	1,220	1,288,639
Series 2014, Ref. RB	5.00%	07/01/2029	2,430	2,550,918
Series 2014, Ref. RB	5.00%	07/01/2033	3,500	3,660,754
Coatesville School District;
Series 2020 A, GO Bonds (INS - BAM)(a)(i)	0.00%	10/01/2034	300	185,472
Series 2020 A, GO Bonds (INS - BAM)(a)(i)	0.00%	10/01/2038	2,700	1,388,073
Series 2020 B, Ref. GO Bonds (INS - BAM)(a)(i)	0.00%	10/01/2033	500	323,332
Series 2020 B, Ref. GO Bonds (INS - BAM)(a)(i)	0.00%	10/01/2034	980	605,874
Series 2020 C, Ref. GO Bonds (INS - BAM)(a)(i)	0.00%	10/01/2033	640	413,865
Commonwealth Financing Authority;
Series 2018, RB(e)(j)	5.00%	06/01/2034	2,500	2,749,327
Series 2018, RB(e)(j)	5.00%	06/01/2035	500	549,285
Cumberland (County of), PA Municipal Authority (Diakon Lutheran);
Series 2015, Ref. RB(g)(h)	5.00%	01/01/2025	125	134,045
Series 2015, Ref. RB(g)(h)	5.00%	01/01/2025	515	552,267
Series 2015, Ref. RB	5.00%	01/01/2038	630	652,948
Cumberland (County of), PA Municipal Authority (Messiah Village);
Series 2018, Ref. RB	5.00%	07/01/2031	1,565	1,607,278
Series 2018, Ref. RB	5.00%	07/01/2035	3,210	3,273,289
Cumberland (County of), PA Municipal Authority (Penn State Health); Series 2019, RB	4.00%	11/01/2044	2,000	2,009,263
Dallas Area Municipal Authority (Misericordia University);
Series 2019, Ref. RB	5.00%	05/01/2039	905	940,314
Series 2019, Ref. RB	5.00%	05/01/2048	3,440	3,523,288
Dauphin (County of), PA General Authority (Pinnacle Health System); Series 2016 A, Ref. RB	5.00%	06/01/2034	510	537,501
Delaware (County of), PA Authority (Eastern University); Series 2012, RB	5.25%	10/01/2032	5,225	5,232,269
Delaware (County of), PA Authority (Elywn);
Series 2017, Ref. RB	5.00%	06/01/2027	410	423,527
Series 2017, Ref. RB	5.00%	06/01/2037	3,500	3,515,342
Delaware (County of), PA Authority (Mercy Health Corp.); Series 1993 A, RB(g)	5.38%	11/15/2023	25	25,916
Delaware (County of), PA Authority (Neumann University);
Series 2016, Ref. RB	5.00%	10/01/2031	1,425	1,463,316
Series 2016, Ref. RB	5.00%	10/01/2035	2,305	2,358,949
Delaware (County of), PA Authority (Villanova University); Series 2015, RB	5.00%	08/01/2045	215	225,886
Delaware (County of), PA Industrial Development Authority (Mercy Health Corp. of Southeastern PA); Series 2016 A, RB(f)	5.13%	06/01/2046	1,980	2,013,946
Delaware River Port Authority; Series 2013, RB	5.00%	01/01/2040	2,510	2,563,039
Delaware River Port Authority (Port District);
Series 2012, Ref. RB	5.00%	01/01/2025	540	549,852
Series 2012, Ref. RB	5.00%	01/01/2027	535	544,038
Delaware Valley Regional Finance Authority; Series 2002, RB	5.75%	07/01/2032	1,000	1,225,811
Doylestown (City of), PA Hospital Authority; Series 2019 A, RB	4.00%	07/01/2045	250	220,554

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
DuBois (City of), PA Hospital Authority (Penn Highlands Healthcare); Series 2018, Ref. RB	5.00%	07/15/2048	$650	$ 685,548
East Hempfield (Township of), PA Industrial Development Authority (Student Services, Inc. Student Housing at Millersville University of Pennsylvania);
Series 2013, RB(g)(h)	5.00%	07/01/2023	1,750	1,812,020
Series 2013, RB(g)(h)	5.00%	07/01/2023	1,000	1,035,440
Series 2014, RB(g)(h)	5.00%	07/01/2024	250	265,273
Series 2015, RB(g)(h)	5.00%	07/01/2025	1,060	1,151,041
Series 2015, RB(g)(h)	5.00%	07/01/2025	820	890,428
East Hempfield (Township of), PA Industrial Development Authority (Willow Valley Communities);
Series 2016, Ref. RB	5.00%	12/01/2030	630	671,162
Series 2016, Ref. RB	5.00%	12/01/2039	370	389,887
Erie (City & County of), PA City Water Authority;
Series 2014, Ref. RB(g)(h)	5.00%	12/01/2024	5,000	5,365,607
Series 2018 A, Ref. RB (INS - AGM)(a)	5.00%	12/01/2043	1,280	1,436,447
Erie (City of), PA Higher Education Building Authority (AICUP Financing Program);
Series 2021, RB	4.00%	05/01/2036	200	199,424
Series 2021, RB	4.00%	05/01/2041	730	715,613
Series 2021, RB	5.00%	05/01/2047	330	351,872
Erie (City of), PA Higher Education Building Authority (Gannon University); Series 2013, RB	5.00%	05/01/2038	7,840	7,941,600
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2043	475	470,676
Series 2018, Ref. RB	5.00%	12/01/2053	700	674,224
Series 2019, RB	5.00%	12/01/2039	755	754,955
Series 2019, RB	5.00%	12/01/2054	3,000	2,883,653
Franklin Regional School District; Series 2019, GO Bonds	4.00%	05/01/2046	2,000	2,041,072
Geisinger Authority (Geisinger Health System);
Series 2017 A-1, Ref. RB	5.00%	02/15/2045	16,655	17,725,230
Series 2017 A-1, Ref. RB	4.00%	02/15/2047	5,000	5,013,770
Lancaster (City of), PA Industrial Development Authority (Landis Homes Retirement Community); Series 2021, Ref. RB	4.00%	07/01/2056	1,800	1,509,399
Lancaster (City of), PA Industrial Development Authority (Willow Valley Communities);
Series 2019, RB	5.00%	12/01/2044	1,850	1,990,589
Series 2019, RB	5.00%	12/01/2049	2,755	2,954,747
Lancaster (County of), PA Hospital Authority (Brethren Village); Series 2017, Ref. RB	5.13%	07/01/2037	1,135	1,145,808
Lancaster (County of), PA Hospital Authority (Landis Homes Retirement Community); Series 2015, Ref. RB	5.00%	07/01/2045	625	629,404
Lancaster (County of), PA Hospital Authority (Masonic Villages); Series 2015, Ref. RB	5.00%	11/01/2035	210	220,141
Lancaster (County of), PA Hospital Authority (Penn State Health); Series 2021, RB	5.00%	11/01/2046	1,550	1,677,394
Lancaster School District;
Series 2020, GO Bonds (INS - AGM)(a)	4.00%	06/01/2034	900	947,804
Series 2020, GO Bonds (INS - AGM)(a)	4.00%	06/01/2036	1,275	1,324,662
Latrobe (City of), PA Industrial Development Authority (Seton Hill University);
Series 2021, Ref. RB	4.00%	03/01/2046	485	427,163
Series 2021, Ref. RB	4.00%	03/01/2051	485	416,449
Lehigh (County of), PA (Lehigh Valley Health Network);
Series 2019 A, Ref. RB	5.00%	07/01/2044	1,000	1,084,384
Series 2019, Ref. RB	4.00%	07/01/2049	2,500	2,503,260
Lehigh (County of), PA General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB(g)(h)	5.25%	07/01/2022	825	827,702
Lehigh (County of), PA General Purpose Authority (Kidspeace Obligation Group);
Series 2014 A, RB	7.50%	02/01/2044	5,158	5,157,392
Series 2014 B, RB(k)	7.50%	02/01/2044	3,735	1,937,697
Series 2014 C, RB(i)(l)	0.00%	02/01/2044	3,238	16,518
Lehigh (County of), PA General Purpose Authority (Lehigh Valley Academy); Series 2022, RB	4.00%	06/01/2052	3,750	3,479,811
Mckeesport Area School District; Series 2021 A, Ref. GO Bonds (INS - AGM)(a)	4.00%	10/01/2035	5,505	5,780,556
Monroeville Finance Authority; Series 2012, RB(g)(h)	5.00%	08/15/2022	180	181,392
Montgomery (County of), PA Higher Education & Health Authority (Holy Redeemer Health System); Series 2014, Ref. RB	5.00%	10/01/2027	390	400,238

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Montgomery (County of), PA Higher Education & Health Authority (Philadelphia Presbytery Homes, Inc.);
Series 2017, Ref. RB	5.00%	12/01/2037	$750	$ 791,360
Series 2017, Ref. RB	5.00%	12/01/2047	1,000	1,043,895
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University);
Series 2018 A, Ref. RB	5.00%	09/01/2048	4,270	4,541,150
Series 2019, Ref. RB	4.00%	09/01/2049	4,000	3,961,596
Series 2022 B, Ref. RB	4.00%	05/01/2052	3,755	3,692,563
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.);
Series 2016, Ref. RB	5.00%	11/15/2036	11,075	11,730,843
Series 2020 C, RB	4.00%	11/15/2043	350	344,540
Series 2020 C, RB	5.00%	11/15/2045	675	728,591
Montgomery (County of), PA Industrial Development Authority (Germantown Academy);
Series 2021, Ref. RB	4.00%	10/01/2046	1,190	1,114,082
Series 2021, Ref. RB	4.00%	10/01/2051	1,430	1,315,458
Montgomery (County of), PA Industrial Development Authority (Haverford School); Series 2019, Ref. RB	4.00%	03/01/2049	3,250	3,240,168
Montgomery (County of), PA Industrial Development Authority (Waverly Heights Ltd.); Series 2019, Ref. RB	5.00%	12/01/2049	1,000	1,072,504
Northampton (County of), PA General Purpose Authority (LaFayette College); Series 2017, Ref. RB	5.00%	11/01/2047	6,135	6,729,585
Northampton (County of), PA General Purpose Authority (Moravian College);
Series 2012, RB(g)(h)	5.00%	07/01/2022	2,860	2,868,795
Series 2016, Ref. RB	5.00%	10/01/2036	2,250	2,341,720
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network);
Series 2016, Ref. RB	5.00%	08/15/2036	330	347,426
Series 2018 A, Ref. RB	4.00%	08/15/2048	8,430	8,142,729
Northampton (County of), PA Industrial Development Authority;
Series 2013 A, RB (Acquired 04/03/2013; Cost $13,041,003)(d)(m)(n)	5.00%	12/31/2023	14,827	2,668,790
Series 2013, RB(m)(n)	5.00%	12/31/2023	6,004	1,080,820
Northampton (County of), PA Industrial Development Authority (Morningstar Senior Living, Inc.);
Series 2012, RB	5.00%	07/01/2032	920	920,088
Series 2019, Ref. RB	5.00%	11/01/2039	500	499,978
Series 2019, Ref. RB	5.00%	11/01/2044	950	931,139
Series 2019, Ref. RB	5.00%	11/01/2049	1,050	1,012,029
Northeastern Pennsylvania (Commonwealth of) Hospital & Education Authority (Kings College); Series 2019, RB	5.00%	05/01/2044	1,000	1,036,183
Penn Hills School District; Series 2020, Ref. GO Bonds (INS - BAM)(a)	3.00%	10/01/2042	4,000	3,717,868
Pennsylvania (Commonwealth of);
First Series 2001, GO Bonds	4.00%	05/15/2033	3,250	3,396,943
First Series 2014, GO Bonds(e)	5.00%	06/15/2034	3,000	3,139,277
First Series 2016, GO Bonds	5.00%	02/01/2029	9,230	10,033,348
First Series 2020, GO Bonds	2.13%	05/01/2040	2,500	1,941,223
Series 2018 A, Ref. COP	4.00%	07/01/2046	540	537,441
Pennsylvania (Commonwealth of) (Municipal Real Estate Funding, LLC); Series 2018 A, Ref. COP	5.00%	07/01/2043	590	650,961
Pennsylvania (Commonwealth of) Economic Development Financing Authority; Series 2013 C, RB (INS - AGM)(a)(i)	0.00%	01/01/2044	775	314,908
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Amtrak); Series 2012 A, Ref. RB(b)	5.00%	11/01/2041	1,200	1,204,993
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Capital Region Parking System); Series 2013, RB	6.00%	07/01/2053	920	961,097
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Covanta Holding Corp.) (Green Bonds); Series 2019 A, RB(b)(f)	3.25%	08/01/2039	1,250	1,063,152
Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB(b)	5.50%	11/01/2044	635	644,700
Pennsylvania (Commonwealth of) Economic Development Financing Authority (PA Bridges Finco L.P.); Series 2015, RB(b)	5.00%	12/31/2034	775	808,220
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement);
Series 2015, RB(b)	5.00%	12/31/2038	460	477,436
Series 2015, RB(b)	5.00%	06/30/2042	8,500	8,784,781

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Presbyterian Senior Living);
Series 2021, Ref. RB	4.00%	07/01/2041	$700	$ 709,471
Series 2021, Ref. RB	4.00%	07/01/2046	2,000	2,010,987
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC);
Series 2020 A-1, RB	4.00%	04/15/2050	1,500	1,492,121
Series 2021 A, Ref. RB	4.00%	10/15/2051	2,750	2,724,602
Series 2022 A, Ref. RB	4.00%	02/15/2052	1,500	1,472,588
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (AICUP Financing Program-Del Valley College); Series 2012, RB(g)	5.00%	11/01/2042	1,070	1,085,761
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (AICUP Financing Program-Gwynedd-Mercy College); Series 2012 KK1, RB(g)(h)	5.38%	06/03/2022	1,300	1,300,153
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Holy Family University); Series 2013 A, RB	6.25%	09/01/2033	320	331,013
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (La Salle University); Series 2012, RB	5.00%	05/01/2042	1,180	1,163,846
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Shippensburg University Services, Inc. Student Housing at Shippensburg University of Pennsylvania); Series 2012, RB(g)(h)	5.00%	10/01/2022	1,400	1,417,168
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (The Foundation for Indiana University of Pennsylvania Student Housing at Indiana University of Pennsylvania); Series 2012 A, Ref. RB(g)(h)	5.00%	07/01/2022	750	752,337
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2015, Ref. RB	5.25%	09/01/2050	1,070	1,109,161
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania); Series 2017, RB(e)	5.00%	08/15/2046	2,200	2,410,695
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System);
Series 2017 A, RB	5.00%	08/15/2042	1,075	1,158,538
Series 2019, RB	4.00%	08/15/2049	10,000	10,044,162
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Widener College); Series 2014, Ref. RB	5.00%	07/15/2038	1,000	1,028,224
Pennsylvania (Commonwealth of) Housing Finance Agency; Series 2019-131 A, RB	3.10%	10/01/2044	2,500	2,246,141
Pennsylvania (Commonwealth of) Public School Building Authority (Harrisburg School);
Series 2016 A, Ref. RB(g)(h)	5.00%	12/01/2026	145	162,363
Series 2016 A, Ref. RB (INS - AGM)(a)	5.00%	12/01/2030	910	1,007,038
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District);
Series 2016 A, Ref. RB	5.00%	06/01/2027	3,750	4,199,047
Series 2016 A, Ref. RB (INS - AGM)(a)	5.00%	06/01/2032	8,795	9,689,533
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2009 C, RB (INS - AGM)(a)	6.25%	06/01/2033	2,000	2,285,177
Series 2009 E, RB	6.38%	12/01/2038	11,435	13,432,625
Series 2014 A-1, RB	5.00%	12/01/2032	2,000	2,098,263
Series 2015 B, RB	5.00%	12/01/2030	500	541,831
Series 2015 B, RB	5.00%	12/01/2031	1,000	1,082,120
Series 2017 A, RB	5.50%	12/01/2042	5,000	5,387,214
Series 2017 A-1, RB	5.00%	12/01/2035	1,050	1,160,179
Series 2017 B-1, RB	5.25%	06/01/2047	1,000	1,060,565
Series 2018 A-2, RB	5.00%	12/01/2043	535	585,799
Series 2018 A-2, RB	5.00%	12/01/2048	6,000	6,531,439
Series 2018 B, RB	5.25%	12/01/2048	630	683,448
Series 2019 A, RB	5.00%	12/01/2044	1,000	1,105,316
Series 2019 A, RB (INS - AGM)(a)	4.00%	12/01/2049	3,800	3,884,478
Series 2019 A, RB	5.00%	12/01/2049	9,660	10,622,797
Series 2021 A, RB	4.00%	12/01/2050	8,500	8,258,539
Series 2021 B, RB	4.00%	12/01/2046	3,000	2,944,449
Pennsylvania Higher Education Assistance Agency;
Series 2021 A, Tax Exempt RB(b)	5.00%	06/01/2030	260	290,065
Series 2021 A, Tax Exempt RB(b)	2.63%	06/01/2042	2,075	1,837,880

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania State University (The);
Series 2016 A, RB	5.00%	09/01/2041	$1,430	$ 1,550,714
Series 2017 A, RB	5.00%	09/01/2047	2,500	2,731,552
Series 2019 A, RB	5.00%	09/01/2044	1,330	1,494,952
Philadelphia (City of), PA;
Series 2017 A, RB	5.00%	10/01/2052	1,895	2,074,793
Series 2017 A, RB(e)(j)	5.25%	10/01/2052	2,070	2,307,840
Series 2017 A, Ref. GO Bonds (INS - AGM)(a)	5.00%	08/01/2035	3,500	3,897,180
Series 2017 A, Ref. GO Bonds	5.00%	08/01/2036	700	767,832
Series 2017 B, Ref. RB(b)	5.00%	07/01/2047	19,700	20,787,716
Series 2017, Ref. GO Bonds	5.00%	08/01/2041	1,000	1,090,917
Series 2018 A, RB	5.00%	10/01/2053	7,000	7,734,833
Series 2019 B, GO Bonds	5.00%	02/01/2039	300	338,034
Series 2019 B, RB	5.00%	11/01/2049	4,635	5,162,793
Series 2019 B, RB	5.00%	11/01/2054	11,030	12,172,491
Series 2020 A, RB	5.00%	11/01/2045	1,250	1,400,610
Series 2020 C, Ref. RB(b)	4.00%	07/01/2045	1,500	1,489,944
Series 2020 C, Ref. RB(b)	4.00%	07/01/2050	1,500	1,469,847
Series 2021 A, GO Bonds	4.00%	05/01/2042	1,500	1,513,578
Series 2021, Ref. RB (INS - AGM)(a)(b)	4.00%	07/01/2038	1,000	1,017,301
Philadelphia (City of), PA (Philadelphia Gas Works Co.);
Eighth Series 2009 D, Ref. VRD RB (LOC - TD Bank N.A.)(o)(p)	0.65%	08/01/2031	10,150	10,150,000
Series 2017 15, Ref. RB	5.00%	08/01/2047	3,620	3,923,394
Philadelphia (City of), PA Authority for Industrial Development (Cultural and Commercials Corridors); Series 2016, Ref. RB	5.00%	12/01/2031	840	900,900
Philadelphia (City of), PA Authority for Industrial Development (Independence Charter School - West);
Series 2019, RB	4.00%	06/15/2029	350	351,293
Series 2019, RB	5.00%	06/15/2050	350	353,526
Philadelphia (City of), PA Authority for Industrial Development (International Apartments at Temple University);
Series 2010 A, IDR	5.38%	06/15/2030	1,730	1,731,773
Series 2010 A, IDR	5.63%	06/15/2042	4,000	4,002,721
Philadelphia (City of), PA Authority for Industrial Development (Kipp Philadelphia Charter School); Series 2016 B, RB	5.00%	04/01/2046	640	646,171
Philadelphia (City of), PA Authority for Industrial Development (PresbyHomes Germantown/ Morrisville); Series 2005 A, RB	5.63%	07/01/2035	2,471	2,523,296
Philadelphia (City of), PA Authority for Industrial Development (Richard Allen Preparatory Charter School); Series 2006, RB	6.25%	05/01/2033	1,640	1,595,726
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2020 A, Ref. RB	4.00%	11/01/2045	1,900	1,870,179
Philadelphia (City of), PA Authority for Industrial Development (Tacony Academy Charter School);
Series 2013 A-1, RB	6.75%	06/15/2033	2,000	2,075,711
Series 2013 A-1, RB	7.00%	06/15/2043	3,090	3,203,537
Philadelphia (City of), PA Authority for Industrial Development (Temple University); First Series 2015, Ref. RB	5.00%	04/01/2045	530	554,107
Philadelphia (City of), PA Authority for Industrial Development (The Childrens Hospital of Philadelphia); Series 2014 A, RB(e)	5.00%	07/01/2024	1,500	1,591,639
Philadelphia (City of), PA Authority for Industrial Development (University Square Apartments);
Series 2017, RB	4.00%	12/01/2047	1,000	1,014,636
Series 2017, RB	5.00%	12/01/2058	4,165	4,428,809
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group);
Series 2017, Ref. RB	5.00%	07/01/2042	1,000	944,267
Series 2017, Ref. RB	5.00%	07/01/2049	500	457,761
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Temple University Health System);
Series 2012 A, RB(g)(h)	5.63%	07/01/2022	1,000	1,003,617
Series 2017, Ref. RB	5.00%	07/01/2032	1,000	1,067,728

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of), PA Housing Authority;
Series 2017, RB	5.00%	05/01/2039	$1,300	$ 1,418,050
Series 2017, RB	5.00%	05/01/2042	2,415	2,626,200
Series 2017, RB	5.00%	05/01/2047	3,335	3,575,414
Philadelphia (City of), PA Industrial Development Authority (Architecture & Design Charter High School); Series 2013, RB(g)(h)	6.13%	03/15/2023	3,085	3,194,471
Philadelphia (City of), PA Industrial Development Authority (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.00%	06/15/2033	875	940,741
Philadelphia (City of), PA Industrial Development Authority (MaST I Charter School); Series 2016 A, Ref. RB	5.25%	08/01/2046	1,500	1,555,401
Philadelphia (City of), PA Industrial Development Authority (New Foundations Charter School); Series 2012, RB(g)(h)	6.63%	12/15/2022	750	770,758
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047	13,365	14,046,475
Philadelphia (City of), PA Industrial Development Authority (University of the Arts); Series 2017, Ref. RB(f)	5.00%	03/15/2045	540	537,764
Philadelphia (City of), PA Parking Authority; Series 1999 A, RB (INS - AMBAC)(a)	5.25%	02/15/2029	25	25,086
Philadelphia School District (The);
Series 2007 A, Ref. GO Bonds (INS - NATL)(a)	5.00%	06/01/2025	535	576,435
Series 2016 F, Ref. GO Bonds	5.00%	09/01/2028	10,000	11,042,115
Series 2016 F, Ref. GO Bonds	5.00%	09/01/2029	10,000	11,016,607
Series 2016 F, Ref. GO Bonds	5.00%	09/01/2032	1,000	1,097,848
Series 2019 A, GO Bonds	4.00%	09/01/2037	2,250	2,334,831
Series 2019 A, GO Bonds	5.00%	09/01/2044	1,000	1,113,714
Series 2021 A, GO Bonds	4.00%	09/01/2046	2,000	2,018,286
Pittsburgh (City of), PA;
Series 2021, GO Bonds	4.00%	09/01/2040	500	517,462
Series 2021, GO Bonds	4.00%	09/01/2041	600	619,373
Series 2022, GO Bonds	5.00%	09/01/2042	800	906,809
Pittsburgh (City of), PA Urban Redevelopment Authority (Marian Plaza); Series 2007, RB (CEP - GNMA)(b)	6.13%	01/20/2043	2,510	2,513,401
Pittsburgh (City of), PA Water & Sewer Authority;
Series 2013 A, Ref. RB	5.00%	09/01/2031	500	519,692
Series 2019 A, RB (INS - AGM)(a)	5.00%	09/01/2044	1,200	1,357,987
Series 2019 B, Ref. RB (INS - AGM)(a)	4.00%	09/01/2034	1,600	1,693,149
Series 2020 B, RB (INS - AGM)(a)	4.00%	09/01/2045	1,000	1,022,198
Series 2020 B, RB (INS - AGM)(a)	4.00%	09/01/2050	350	358,357
Pottsville (City of), PA Hospital Authority (Lehigh Valley); Series 2016 B, Ref. RB	5.00%	07/01/2041	4,000	4,260,297
Reading School District;
Series 2017, Ref. GO Bonds (INS - AGM)(a)	5.00%	03/01/2037	1,500	1,636,762
Series 2017, Ref. GO Bonds (INS - AGM)(a)	5.00%	03/01/2038	1,500	1,635,022
Scranton School District;
Series 2017 E, Ref. GO Bonds (INS - BAM)(a)	5.00%	12/01/2034	820	909,054
Series 2017 E, Ref. GO Bonds (INS - BAM)(a)	5.00%	12/01/2035	750	830,305
Southcentral Pennsylvania General Authority (Hanover Hospital, Inc.); Series 2015, Ref. RB	5.00%	12/01/2029	1,000	1,062,284
Southcentral Pennsylvania General Authority (WellSpan Health Obligated Group); Series 2019 A, Ref. RB	5.00%	06/01/2049	750	803,974
Sports & Exhibition Authority of Pittsburgh and Allegheny County; Series 2012, Ref. RB (INS - AGM)(a)	5.00%	02/01/2025	1,110	1,116,938
State Public School Building Authority;
Series 2016, Ref. RB(g)(h)	5.00%	12/01/2026	5	5,622
Series 2016, Ref. RB	5.00%	06/01/2036	4,795	5,257,072
Susquehanna Area Regional Airport Authority;
Series 2012 A, RB(b)	5.00%	01/01/2027	1,185	1,194,378
Series 2017, Ref. RB(b)	5.00%	01/01/2038	1,350	1,418,061
Swarthmore (Borough of), PA Authority (Swarthmore College); Series 2021 B, Ref. RB	4.00%	09/15/2041	3,000	3,098,382
Trinity Area School District; Series 2021, GO Bonds (INS - AGM)(a)	4.00%	11/01/2051	1,485	1,516,146
Washington (County of), PA Redevelopment Authority (Victory Centre); Series 2018, Ref. RB	5.00%	07/01/2028	500	512,824
Westmoreland (County of), PA Industrial Development Authority (Excela Health); Series 2020 A, Ref. RB	4.00%	07/01/2037	1,400	1,402,201
Westmoreland (County of), PA Municipal Authority; Series 2016, Ref. RB (INS - BAM)(a)	5.00%	08/15/2038	2,000	2,155,959

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Wilkes-Barre Area School District;
Series 2016 B, GO Bonds (INS - BAM)(a)	5.00%	08/01/2034	$2,600	$ 2,863,342
Series 2016 B, GO Bonds (INS - BAM)(a)	5.00%	08/01/2036	2,125	2,336,618
				682,553,277
Puerto Rico–13.19%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	15	15,386
Series 2002, RB	5.50%	05/15/2039	17,000	17,270,793
Series 2005 A, RB(i)	0.00%	05/15/2050	53,320	8,954,843
Series 2008 A, RB(i)	0.00%	05/15/2057	415,530	27,980,668
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(i)	0.00%	07/01/2024	668	613,981
Series 2021 A, GO Bonds(i)	0.00%	07/01/2033	1,670	991,413
Series 2021 A-1, GO Bonds	5.25%	07/01/2023	1,450	1,469,137
Series 2021 A-1, GO Bonds	5.38%	07/01/2025	1,446	1,522,390
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	1,433	1,564,580
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	1,409	1,559,428
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	1,369	1,550,822
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	1,298	1,272,937
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	1,167	1,128,584
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	1,001	968,603
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	1,361	1,293,331
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	1,416	1,324,724
Subseries 2022, RN(i)	0.00%	11/01/2043	7,141	3,704,178
Subseries 2022, RN(i)	0.00%	11/01/2051	197	90,976
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB	6.13%	07/01/2024	740	763,392
Series 2012 A, RB(g)	5.25%	07/01/2029	810	812,520
Series 2012 A, RB(g)	5.13%	07/01/2037	3,000	3,009,031
Series 2012 A, RB(g)	5.75%	07/01/2037	1,460	1,465,125
Series 2012 A, RB(g)	6.00%	07/01/2047	1,005	1,008,721
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2005 SS, Ref. RB (Acquired 05/07/2013-05/09/2013; Cost $6,000,000) (INS - NATL)(a)(d)	5.00%	07/01/2025	6,000	6,134,665
Series 2007 TT, RB(l)	5.00%	07/01/2032	1,450	1,348,500
Series 2010 AAA-RSA-1, RB (Acquired 04/23/2010; Cost $1,460,823)(d)(l)	5.25%	07/01/2024	1,435	1,341,725
Series 2010 XX, RB(l)	5.25%	07/01/2040	2,445	2,286,075
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 1998 A, RB(l)	5.00%	07/01/2038	10	5,525
Series 2002 D, RB (INS - AGM)(a)	5.00%	07/01/2032	965	972,334
Series 2003 AA-2, Ref. RB(l)	5.30%	07/02/2035	1,000	1,152,500
Series 2003 H, Ref. RB(l)	5.00%	07/01/2028	325	179,563
Puerto Rico Public Finance Corp.; Series 2011 B, RB (Acquired 12/08/2011; Cost $5,725,000)(d)(l)	5.50%	08/01/2031	5,725	243,318
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(i)	0.00%	07/01/2046	3,912	1,190,310
Series 2018 A-1, RB(i)	0.00%	07/01/2051	6,242	1,379,192
Series 2018 A-1, RB	5.00%	07/01/2058	5,537	5,643,397
Series 2019 A-2, RB	4.54%	07/01/2053	91	89,550
Series 2019 A-2, RB	4.78%	07/01/2058	1,216	1,225,589
Series 2019 A-2B, RB	4.55%	07/01/2040	1,063	1,076,768
University of Puerto Rico;
Series 2006 P, Ref. RB	5.00%	06/01/2030	3,235	3,210,978
Series 2006 Q, RB	5.00%	06/01/2030	1,300	1,290,347
				109,105,899

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virgin Islands–0.98%
Tobacco Settlement Financing Corp.;
Series 2001, RB	5.00%	05/15/2031	$340	$340,555

Series 2006, RB(i)	0.00%	05/15/2035	4,150	1,687,353

Series 2006, RB(i)	0.00%	05/15/2035	2,195	958,492

Series 2006, RB(i)	0.00%	05/15/2035	7,000	2,656,400

Virgin Islands (Government of) Public Finance Authority; Series 2014 C, Ref. RB	5.00%	10/01/2039	2,500	2,426,706

				8,069,506

Guam–0.28%
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB(g)	5.00%	10/01/2023	185	187,144

Series 2012 A, Ref. RB(g)	5.00%	10/01/2024	235	237,724

Series 2012 A, Ref. RB(g)	5.00%	10/01/2030	420	424,868

Series 2012 A, Ref. RB(g)	5.00%	10/01/2034	520	526,027

Guam (Territory of) Waterworks Authority; Series 2014 A, Ref. RB	5.00%	07/01/2029	285	297,765

Guam Housing Corp.; Series 1998 A, RB (CEP - FHLMC)(b)	5.75%	09/01/2031	675	680,156

				2,353,684

Northern Mariana Islands–0.17%
Northern Mariana Islands (Commonwealth of); Series 2007 B, Ref. GO Bonds	5.00%	10/01/2022	125	124,721

Northern Mariana Islands (Commonwealth of) Ports Authority;
Series 1998 A, RB(b)	6.25%	03/15/2028	765	749,799

Series 1998 A, RB(b)	6.60%	03/15/2028	580	571,076

				1,445,596

TOTAL INVESTMENTS IN SECURITIES(q)–97.13% (Cost $827,652,917)				803,527,962

FLOATING RATE NOTE OBLIGATIONS–(1.15)%
Notes with interest and fee rates ranging from 1.34% to 1.35% at 05/31/2022 and contractual maturities of collateral ranging from 06/01/2034 to 10/01/2052(r)				(9,515,000)

OTHER ASSETS LESS LIABILITIES–4.02%				33,223,494

NET ASSETS–100.00%				$827,236,456

Investment Abbreviations:

ACA	- ACA Financial Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BAM	- Build America Mutual Assurance Co.
CEP	- Credit Enhancement Provider
COP	- Certificates of Participation
FHLMC	- Federal Home Loan Mortgage Corp.
GNMA	- Government National Mortgage Association
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
INS	- Insurer
LIBOR	- London Interbank Offered Rate
LOC	- Letter of Credit
NATL	- National Public Finance Guarantee Corp.
RB	- Revenue Bonds
Ref.	- Refunding
RN	- Revenue Notes
USD	- U.S. Dollar
VRD	- Variable Rate Demand

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Municipal Fund

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security subject to the alternative minimum tax.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2022.
(d)	Restricted security. The aggregate value of these securities at May 31, 2022 was $16,860,229, which represented 2.04% of the Fund’s Net Assets.
(e)	Underlying security related to TOB Trusts entered into by the Fund.
(f)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2022 was $8,550,412, which represented 1.03% of the Fund’s Net Assets.

(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(i)	Zero coupon bond issued at a discount.
(j)

Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $1,715,380. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(k)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(l)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2022 was $6,573,724, which represented less than 1% of the Fund’s Net Assets.

(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(n)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(o)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2022.

(p)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(q)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Municipal Corp.(AGM)	5.34%

(r)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2022. At May 31, 2022, the Fund’s investments with a value of $14,998,504 are held by TOB Trusts and serve as collateral for the $9,515,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2022

(Unaudited)

NOTE 1—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially    differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$799,778,352	$3,749,610	$803,527,962

Invesco Pennsylvania Municipal Fund